FINANCIAL INSTRUMENTS - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 22,051	£ 29,613
Derivative liabilities	(18,060)	(27,313)
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	44	60
Derivative liabilities	(62)	(56)
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	21,114	28,572
Derivative liabilities	(17,054)	(25,883)
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	893	981
Derivative liabilities	£ (944)	£ (1,374)